REVENUES	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
REVENUES

NOTE 13 - REVENUES:

As of December 31, 2025, the Company has only one stream of revenue from sales of the INSPIRA ART100 systems and carts to a distributor in the U.S, therefore the company has one segment at this stage.